VANGUARD STAR FUND
                        VANGUARD LIFESTRATEGY PORTFOLIOS

                              Prospectus Supplement
                                  May 18, 1998


The allocation range for the cash portion of the Conservative Growth Portfolio found beneath the pie chart on page 9 of the prospectus should read:

                            "Cash.............0%-25%"

                                                                            PS88






                               VANGUARD STAR FUND
                        VANGUARD LIFESTRATEGY PORTFOLIOS

                              Prospectus Supplement
                                  May 18, 1998


The allocation range for the cash portion of the Conservative Growth Portfolio found beneath the pie chart on page 8 of the prospectus should read:

                           "Cash..............0%-25%"

                                                                           PS88I